Rule 497(e)
                                      Registration Nos. 333-176976 and 811-22245


                      FIRST TRUST EXCHANGE-TRADED FUND III

              FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF
                                  (the "Fund")

            SUPPLEMENT TO THE FUND'S PROSPECTUS DATED JUNE 15, 2016,
                        AS SUPPLEMENTED ON JULY 1, 2016
                                      AND
            STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 15, 2016,
             AS SUPPLEMENTED ON JULY 1, 2016 AND DECEMBER 15, 2016


                            DATED DECEMBER 19, 2016


      Notwithstanding anything to the contrary in the Fund's Prospectus or Statement of Additional Information, as of January 1, 2017 Sam Turner will no longer serve as a portfolio manager to the Fund. Doug Sandler, Michael Jones, Adam Grossman, Chris Konstantinos and Scott Hays will continue to serve as portfolio managers to the Fund.



          PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE